AXA PREMIER VIP TRUST

SUPPLEMENT DATED JANUARY 20, 2010 TO THE PROSPECTUS DATED MAY 1, 2009, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a new investment Sub-adviser and other changes for certain of the Trust’s Portfolios.

*****

Changes Affecting the

Multimanager International Equity Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

Multimanager Small Cap Growth Portfolio

Multimanager Small Cap Value Portfolio

Effective on or about February 1, 2010, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will replace SSgA Funds Management, Inc. as the Sub-Adviser to the portion of each of the above-referenced Portfolios that seeks to track the performance (before fees and expenses) of a specified reference index (“Index Allocated Portion”) with BlackRock Investment Management, LLC (“BlackRock”).

The investment objective of each Portfolio will remain the same, and the investment strategies of each Portfolio, except as otherwise described in this Supplement, will remain the same. During normal market conditions, BlackRock will invest the assets of each Index Allocated Portion in a manner that is intended to track the performance (before fees and expenses) of the specified benchmark index, as identified in the Prospectus, for the Index Allocated Portion. BlackRock, on behalf of each Index Allocated Portion, generally will seek to achieve this objective by investing the assets of each Index Allocated Portion in the securities of the specified benchmark index in approximately the same weight that they represent in the index.

Additionally, the Manager may utilize futures and options to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance.

BlackRock Investment Management LLC, is located at P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment Management, LLC is a wholly-owned subsidiary of BlackRock, Inc., 40 East 52nd Street, New York, New York 10022, which is, as of the date hereof, a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc., 600 Grant Street, Pittsburgh PA 15219. As of September 30, 2009, BlackRock had approximately $1.45 trillion in assets under management. All information regarding SSgA Funds Management, Inc. as sub-adviser to the Portfolios is hereby deleted from the Prospectus.

Portfolio managers Philip Green, Debra L. Jelilian, and Jeffrey L. Russo, will have joint primary responsibility for the day-to-day management of the Index Allocated Portions of the Portfolios. Mr. Green is a Managing Director of BlackRock, Inc. since 2006. From 1999 to 2006, Mr. Green was a portfolio manager and Vice

President of Merrill Lynch Investment Managers, L.P. Ms. Jelilian is a Managing Director of BlackRock and has held this position since 2009. Ms. Jelilian was a portfolio manager and Manager of BlackRock Inc. from 2006 to 2009 and portfolio manager and Vice President of Merrill Lynch Investment Managers, L.P. from 1999 to 2006. Mr. Russo is a Director of BlackRock, Inc. and has held this position since 2006. From 1999 to 2006, Mr. Russo was a portfolio manager, Director (2004-2006) and Vice President (1999-2004) of Merrill Lynch Investment Managers, L.P.

*****

Changes Affecting the

Multimanager Aggressive Equity Portfolio

Multimanager Large Cap Core Equity Portfolio

Multimanager Large Cap Value Portfolio

Effective on or about February 1, 2010, the following changes will be made for the Index Allocated Portion of each of the Multimanager Aggressive Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, and Multimanager Large Cap Value Portfolio (“Large Cap Portfolios”). AllianceBernstein L.P. (“AllianceBernstein”), the current sub-adviser for the Index Allocated Portion of each Large Cap Portfolio, will continue to advise each Index Allocated Portion.

The investment objective of each Large Cap Portfolio will remain the same, and the investment strategies of each Large Cap Portfolio, except as otherwise described in this Supplement, will remain the same. During normal market conditions, AllianceBernstein will invest the assets of each Index Allocated Portion in a manner that is intended to track the performance (before fees and expenses) of the specified benchmark index, as identified in the Prospectus, for the Index Allocated Portion.

Additionally, the Manager also may utilize futures and options to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance.

*****

The second sentence of the first paragraph under the heading “Principal Investment Strategies” for each of the Multimanager Large Cap Core Equity Portfolio; Multimanager Large Cap Value Portfolio; Multimanager Mid Cap Growth Portfolio; Multimanager Mid Cap Value Portfolio; Multimanager Small Cap Growth Portfolio; and Multimanager Small Cap Value Portfolio is revised as follows:

Add “securities of” after “For purposes of this portfolio, …”

Add “ those securities of” after “companies are…”

Add “, or other financial instruments that derive their value from the securities of such companies.” to the end of the sentence. In addition, for purposes of calculating compliance with the 80% test discussed above, the portfolio will include any short position taken with respect to such securities.

The following sentence is added after the first sentence of the first paragraph under the heading “Principal Investment Strategies” for each of the Multimanager Aggressive Equity Portfolio and Multimanager International Equity Portfolio:

2

For purposes of this portfolio, equity securities shall include physical equity securities and financial instruments that derive their value from such securities. In addition, for purposes of calculating compliance with the 80% test discussed above, the portfolio will include any short position taken with respect to such securities.

*****

The following is added under the heading “Management Team – The Manager and the Sub-advisers – Management Fees:”

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment advisory agreement with respect to BlackRock for the Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth and Multimanager Small Cap Value Portfolios and the investment advisory agreement with respect to the Index Allocated Portion of the Multimanager Aggressive Equity, Multimanager Large Cap Core Equity and Multimanager Large Cap Value Portfolios will be available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2009.

3